UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6718

Name of Fund: MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%          $ 1,400     Alaska State International Airports Revenue Bonds, Series B, 5.75% due 10/01/2019 (a)  $   1,576
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.0%           2,700     Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (c)                  2,988
-----------------------------------------------------------------------------------------------------------------------------------
California - 30.2%       8,150     Alameda Corridor Transportation Authority, California, Revenue Refunding Bonds,
                                   Subordinated Lien, Series A, 5.319%** due 10/01/2025 (a)                                   6,061
                         2,500     California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                   RIB, Series 26, 8.37% due 6/01/2022 (f)(l)                                                 2,819
                         2,490     California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                   5.375% due 5/01/2022 (i)                                                                   2,751
                         4,600     California State, GO, 5.125% due 2/01/2027                                                 4,865
                                   California State, GO, Refunding:
                         2,800         5.25% due 9/01/2026                                                                    2,987
                         1,780         5.25% due 2/01/2030 (h)                                                                1,908
                         5,300         5.25% due 2/01/2030 (i)                                                                5,682
                         1,950         ROLS, Series II-R-272, 8.026% due 2/01/2033 (k)(l)                                     2,180
                                   California State, Various Purpose, GO:
                         2,750         5.25% due 11/01/2029                                                                   2,918
                         6,500         5.50% due 11/01/2033                                                                   7,093
                        15,000     East Side Union High School District, California, Santa Clara County, Capital
                                   Appreciation, GO (Election of 2002), Series E, 5.15%** due 8/01/2029 (h)                   4,374
                         2,770     Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                                   5.50% due 8/01/2028 (i)                                                                    3,082

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT           Alternative Minimum Tax (subject to)
DRIVERS       Derivative Inverse Tax-Exempt Receipts
EDA           Economic Development Authority
GO            General Obligation Bonds
HDA           Housing Development Authority
HFA           Housing Finance Authority
IDA           Industrial Development Authority
IDB           Industrial Development Board
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
ROLS          Reset Option Long Securities
S/F           Single-Family

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Golden State Tobacco Securitization Corporation of California, Tobacco
                                   Settlement Revenue Bonds, Series B (j):
                       $ 2,750         5.60% due 6/01/2010                                                                $   3,040
                         4,350         5.50% due 6/01/2013 (h)                                                                4,881
                         7,075         5.625% due 6/01/2013 (b)                                                               7,998
                         1,300         5.625% due 6/01/2013 (h)                                                               1,470
                         2,750     Golden State Tobacco Securitization Corporation of California, Tobacco
                                   Settlement Revenue Refunding Bonds, Series A, 5% due 6/01/2035 (c)                         2,885
                         2,815     John Swett Unified School District, California, GO, Series A, 5.50%
                                   due 8/01/2026 (f)                                                                          3,102
                         4,900     Los Angeles, California, Unified School District, GO, Series A, 5%
                                   due 1/01/2028 (i)                                                                          5,172
                         2,900     Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds
                                   (Convention Center Project), Series A, 5.50% due 11/01/2029 (i)                            3,247
                         1,250     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                   Redevelopment Project), 5.125% due 6/15/2033 (a)                                           1,311
                         6,000     Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                   Series N, 5% due 8/15/2028 (i)                                                             6,244
                         5,000     Sacramento County, California, Sanitation District, Financing Authority, Revenue
                                   Refunding Bonds, Series A, 6% due 12/01/2019                                               5,102
                         1,325     Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                   due 8/01/2028 (f)                                                                          1,394
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 6.7%                    Colorado Health Facilities Authority Revenue Bonds, Series A:
                         1,150         (Catholic Health Initiatives), 5.50% due 3/01/2032 (n)                                 1,269
                         1,200         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027 (k)                       1,285
                           675         (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033 (k)                         720
                                   Colorado Housing and Finance Authority, Revenue Refunding Bonds, AMT (i):
                         1,610         (S/F Program), Series B-2, 6.80% due 2/01/2031                                         1,706
                           630         Series E-2, 7% due 2/01/2030                                                             660
                         7,500     E-470 Public Highway Authority, Colorado, Capital Appreciation Revenue Refunding
                                   Bonds, Series B, 5.607%** due 9/01/2032 (i)                                                1,756
                        13,250     Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                   Bonds, Senior Convertible, Series C, 5.33%** due 6/15/2025 (f)                            11,086
                         1,735     Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A, 5.50%
                                   due 6/15/2021 (a)                                                                          1,927
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.7%     $ 1,100     Connecticut State Regional Learning Educational Service Center Revenue Bonds
                                   (Office/Education Center Facility), 7.75% due 2/01/2006 (j)                            $   1,147
                         9,325     Connecticut State Resource Recovery Authority, Revenue Refunding Bonds, DRIVERS,
                                   Series 187, 8.375% due 11/15/2011 (i)(l)                                                  10,294
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.9%           3,575     Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                   due 1/01/2032 (c)                                                                          3,781
                                   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series
                                   A (i):
                         4,575         5.21%** due 10/01/2034                                                                 1,024
                         4,495         5.22%** due 10/01/2035                                                                   954
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 4.2%           5,000     Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                   due 1/01/2033 (f)                                                                          5,368
                         5,000     Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due 1/01/2017 (c)      5,538
                         1,900     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (f)                  2,043
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 18.4%                   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                   Series B-2:
                         5,200         5.75% due 1/01/2023 (f)                                                                5,751
                         2,200         6% due 1/01/2029 (h)                                                                   2,477
                         4,750     Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 844Z, 8.048% due 7/01/2010 (i)(l)                                              5,410
                         2,830     Chicago, Illinois, Park District, GO, Refunding, Series C, 5.50% due 1/01/2021 (c)         3,102
                         3,000     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2026 (a)         3,316
                        10,000     Illinois Regional Transportation Authority Revenue Bonds, 6.50% due 7/01/2026 (i)         13,081
                        22,300     Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.267%**
                                   due 6/15/2030 (a)                                                                         18,716
                         3,625     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax, Revenue
                                   Refunding Bonds, DRIVERS, Series 269, 8.73% due 6/15/2023 (i)(l)                           4,557
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 3.6%                     Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (c):
                         3,750         5.25% due 6/01/2028                                                                    4,038
                         5,000         5.25% due 6/01/2029                                                                    5,380
                         1,500     Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks
                                   Project), Series A, 5.25% due 7/01/2033 (i)                                                1,606
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.7%            2,025     Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue Refunding Bonds,
                                   AMT, Series A-2, 6.45% due 12/01/2033 (e)(i)                                               2,121
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.6%       $ 2,445     Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                   AMT, Series B-1, 6.65% due 12/01/2033 (e)(i)                                           $   2,500
                         3,900     Louisiana Local Government, Environmental Facilities, Community Development Authority
                                   Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                   due 7/01/2030 (a)                                                                          4,244
                         3,185     Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                   Appreciation Bonds, Series B, 5.31%** due 12/01/2027 (a)                                     997
                         4,650     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   Sub-Series A, 5.25% due 7/15/2028 (a)                                                      4,974
                         1,300     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                   Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                 1,413
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 8.0%               Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   Senior Series A:
                         1,265         5% due 7/01/2032                                                                       1,317
                         1,375         5% due 7/01/2035                                                                       1,417
                        10,000     Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 7.832%
                                   due 1/01/2011 (f)(l)                                                                      10,446
                         2,785     Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                   Series 501, 8.32% due 7/01/2009 (a)(l)                                                     3,106
                         5,300     Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (f)                                                             5,622
                         1,800     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                   due 1/01/2014 (c)(j)                                                                       1,989
                           550     Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series B, 5.125% due 8/01/2027 (i)                                                           581
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 8.2%                    Detroit, Michigan, Water Supply System Revenue Bonds, Series B (i):
                         8,900         5.25% due 7/01/2032                                                                    9,524
                         3,250         5% due 7/01/2034                                                                       3,395
                         1,300     Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                   Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                         1,362
                         2,685     Michigan State, HDA, Revenue Refunding Bonds, Series C, 5.90% due 12/01/2015 (d)(f)        2,789
                                   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Project), AMT (h):
                         1,000         Series A, 5.50% due 6/01/2030                                                          1,077
                         3,900         Series C, 5.45% due 12/15/2032                                                         4,143
                         2,625     Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT, Series 986,
                                   7.844% due 6/01/2013 (i)(l)                                                                2,974
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%                    Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                   (Missouri Direct Deposit Program) (c)(j):
                       $ 4,000         5.75% due 3/01/2010                                                                $   4,462
                         1,500         6% due 3/01/2010                                                                       1,689
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.4%            2,800     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project), Series
                                   A, 5.50% due 9/01/2033 (k)                                                                 2,986
                                   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2 (c):
                         1,500         5% due 7/01/2030                                                                       1,566
                         2,700         5% due 7/01/2036                                                                       2,810
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.9%        3,000     Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                   Revenue Bonds, Series A, 5.80% due 11/01/2021 (f)                                          3,460
                                   New Jersey EDA, Cigarette Tax Revenue Bonds
                         1,070         5.75% due 6/15/2029                                                                    1,147
                           500         5.50% due 6/15/2031                                                                      524
                                   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (i):
                         2,400         5% due 7/01/2029                                                                       2,540
                         4,800         5.25% due 7/01/2033                                                                    5,194
                                   New Jersey EDA, Revenue Bonds, ROLS (g)(l)(m):
                         2,300         Series II-R-309-1, 8.543% due 6/15/2024                                                2,694
                         2,000         Series II-R-309-2, 8.543% due 6/15/2031                                                2,363
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.3%        6,295     New Mexico State Highway Commission, Tax Revenue Bonds, Senior Sub-Lien, Series A, 6%
                                   due 6/15/2010 (f)(j)                                                                       7,066
-----------------------------------------------------------------------------------------------------------------------------------
New York - 9.4%          9,280     Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                   due 8/01/2009 (f)(j)                                                                      10,376
                         1,900     New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                   Revenue Refunding Bonds, Series C, 5.50% due 11/01/2024                                    2,073
                         2,720     New York City, New York, GO, Series D, 5.875% due 6/01/2021 (i)                            3,080
                         5,000     New York State Dormitory Authority, Revenue Refunding Bonds (State University
                                   Educational Facilities), 5.75% due 5/15/2010 (c)(j)                                        5,610
                         7,115     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                                   due 6/01/2022 (a)                                                                          7,703
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.3%                        Plain, Ohio, Local School District, GO, Refunding (c):
                         5,120         6% due 6/01/2011 (j)                                                                   5,804
                         1,170         6% due 12/01/2020                                                                      1,316
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.2%                Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds (i):
                       $   500         5.50% due 12/01/2010 (j)                                                           $     557
                           100         5.50% due 12/01/2030                                                                     110
                         3,335     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                   Series 396, 9.373% due 1/01/2019 (f)(l)                                                    4,048
                         5,500     Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                   School District of Philadelphia Project ), 5% due 6/01/2033 (f)                            5,742
                         3,230     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds, Series B, 5.50% due 10/01/2020 (f)                                                  3,567
                         4,500     Philadelphia, Pennsylvania, School District, GO, Series B, 5.625%
                                   due 8/01/2012 (c)(j)                                                                       5,077
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.4%      4,010     Rhode Island State Health and Educational Building Corporation, Higher Education
                                   Facilities Revenue Bonds (University of Rhode Island), Series A, 5.70%
                                   due 9/15/2024 (i)                                                                          4,386
-----------------------------------------------------------------------------------------------------------------------------------
South                    2,500     Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue Bonds
Carolina - 0.8%                    (BMW Project), AMT, 7.55% due 11/01/2024                                                   2,599
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.7%         7,365     Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside Redevelopment
                                   Corporation), 5.875% due 10/01/2024 (a)                                                    8,182
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 13.8%            4,000     Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                                   Certificates, Second Tier, Series B, 5.75% due 1/01/2032                                   4,159
                         2,730     Corpus Christi, Texas, Utility System Revenue Refunding Bonds, Series A, 6%
                                   due 7/15/2010 (f)(j)                                                                       3,067
                         3,250     Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT, Series
                                   202, 9.325% due 11/01/2028 (c)(l)                                                          3,841
                                   Dickinson, Texas, Independent School District, GO, Refunding (i):
                         1,185         6% due 2/15/2010 (j)                                                                   1,322
                            55         6% due 2/15/2017                                                                          61
                         1,190         6% due 2/15/2018                                                                       1,319
                         4,000     Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (k)                    4,589
                         1,900     Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                   due 7/01/2030 (f)                                                                          2,047
                         9,345     Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                   (School Building), 5.51%** due 8/15/2030 (c)                                               2,465
                         3,500     Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                   6.375% due 4/01/2027                                                                       3,737

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005                       (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 4,925     North Harris County, Texas, Regional Water Authority, Senior Lien Revenue
                                   Bonds, 5.125% due 12/15/2035 (i)                                                       $   5,206
                                   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                   Tier, Series A (a):
                         4,800         5.75% due 8/15/2038                                                                    5,364
                         3,600         5.50% due 8/15/2039                                                                    3,966
                         1,000     University of Houston, Texas, University Revenue Bonds, 5.50% due 2/15/2030 (i)            1,074
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 0.8%          2,100     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                   Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                               2,310
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.3%        2,150     King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50%
                                   due 1/01/2027 (f)                                                                          2,346
                         1,600     Port of Tacoma, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                   due 12/01/2034 (a)                                                                         1,722
                         7,470     Port Seattle, Washington, Revenue Bonds, AMT, Series B, 6% due 2/01/2016 (i)               8,231
                         6,150     Seattle, Washington, Municipal Light and Power Revenue Bonds, 6%
                                   due 10/01/2009 (i)(j)                                                                      6,869
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.9%       2,500     Puerto Rico Municipal Finance Agency, GO, Series A, 5.50% due 8/01/2023 (f)                2,704
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds  (Cost - $429,833) - 148.9%                                        456,243
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         6,800     Merrill Lynch Institutional Tax-Exempt Fund (o)                                            6,800
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities  (Cost - $6,800) - 2.2%                                        6,800
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments  (Cost - $436,633*)  - 151.1%                                          463,043

                                   Liabilities in Excess of Other Assets - (2.1%)                                            (6,513)

                                   Preferred Stock, at Redemption Value - (49.0%)                                          (150,022)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                         $ 306,508
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 436,633
                                                                      =========
      Gross unrealized appreciation                                   $  27,076
      Gross unrealized depreciation                                        (666)
                                                                      ---------
      Net unrealized appreciation                                     $  26,410
                                                                      =========

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005

** Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h)   XL Capital Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m)   Assured Guaranty Insured.
(n)   Escrowed to maturity.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                    Activity               Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                             3,934                  $  36
      --------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.
Schedule of Investments as of July 31, 2005

      Forward interest rate swaps outstanding as of July 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Notional      Unrealized
                                                         Amount     Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.593% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2015                                $30,000           $  99

      Pay a fixed rate of 3.542% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires October 2015                               $15,000             142

      Pay a fixed rate of 3.88% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2025                             $10,000             110
      --------------------------------------------------------------------------
      Total                                                                $ 351
                                                                           =====

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Quality Fund II, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield Quality Fund II, Inc.

Date: September 23, 2005